INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES
Schedule of components of the federal income tax provision (credit)

The components of the federal income tax provision (credit) for the years ended December 31 are as follows (dollars in thousands):

	2013	2012	2011
Current tax expense (benefit)	$—	$—	$314
Change in valuation allowance	(2,250)	(3,000)	—
Deferred tax expense (benefit)	1,847	2,078	784

Provision for (benefit of) income taxes	$(403)	$(922)	$1,098

Summary of the source of differences between income taxes at the federal statutory rate and the provision (credit) for income taxes

     A summary of the source of differences between income taxes at the federal statutory rate and the provision (credit) for income taxes for the years ended December 31 is as follows (dollars in thousands):

	2013	2012	2011
Tax expense at statutory rate	$1,882	$2,096	$1,127
Increase (decrease) in taxes resulting from:
Tax-exempt interest	(47)	(49)	(59)
Change in valuation allowance	(2,250)	(3,000)	—
Other	12	31	30

Provision for (benefit of) income taxes, as reported	$(403)	$(922)	$1,098

Schedule of major components of net deferred tax assets

The major components of net deferred tax assets at December 31 are as follows (dollars in thousands):

	2013	2012
Deferred tax assets:
NOL carryforward	$6,737	$7,149
Allowance for loan losses	1,585	1,774
Alternative Minimum Tax Credit	1,463	1,463
OREO Tax basis > book basis	138	1,025
Tax credit carryovers	672	672
Deferred compensation	152	185
Stock compensation	267	265
Depreciation	157	174
Intangible assets	33	60
Other	155	170

Total deferred tax assets	11,359	12,937

Valuation allowance	$(760)	$(3,010)

Deferred tax liabilities:
FHLB stock dividend	(103)	(103)
Unrealized gain on securities	(111)	(476)
Mortgage servicing rights	(452)	(217)

Total deferred tax liabilities	(666)	(796)

Net deferred tax asset	$9,933	$9,131